Other Income and Charges (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Other Income (Expense) [Line Items]
Accretion income on long-term floating rate notes (Note 19)	(3)	(5)	(6)
Loss (gain) in fair value of long-term floating rate notes (Note 19)	1	(10)	(3)
Net loss on repurchase of debt (Note 18)		10
Other foreign exchange (gains) losses	(1)	3	(10)
Foreign exchange (gain) loss on long-term debt	(2)	3	(2)
Advisory fees (related to shareholder matters)	27	6
Other	15	11	9
Total other income and charges	37	18	(12)